Type:  		13F-HR
Period:		03/31/2002
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : Jonathan J. Derby
	             617-527-0033
		     jderby@derbyco.com

Report for the Calendar Year or Quarter Ended : September 30, 2002

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  801-30056

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts	November 13, 2002

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	21
Form 13F Information Table Value Total:$95,860,000

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     4801   153976 SH       SOLE                   153976
AMERICAN INTL GROUP INC        COM              026874107     4955    90581 SH       SOLE                    90581
AOL TIME WARNER INC            COM              00184A105     4692   401046 SH       SOLE                   401046
AUTOMATIC DATA PROCESSNG       COM              053015103     4246   122103 SH       SOLE                   122103
BANK NEW YORK INC COM          COM              064057102     2331    81123 SH       SOLE                    81123
BISYS GROUP INC COM            COM              055472104     2307   138060 SH       SOLE                   138060
BLOCK H & R INC COM            COM              093671105     4509   107328 SH       SOLE                   107328
CITIGROUP INC                  COM              172967101    10589   357145 SH       SOLE                   357145
CLEAR CHANNEL COMMUN COM       COM              184502102     7669   220683 SH       SOLE                   220683
FLEXTRONICS INTL LTD ORD       COM              Y2573F102     1313   188340 SH       SOLE                   188340
GANNETT CO INC DEL             COM              364730101     3418    47352 SH       SOLE                    47352
GENERAL ELECTRIC CO            COM              369604103     6350   257603 SH       SOLE                   257603
GOLDMAN SACHS GROUP COM        COM              38141G104     4447    67343 SH       SOLE                    67343
HOME DEPOT INC                 COM              437076102     3179   121814 SH       SOLE                   121814
INTEL CORP                     COM              458140100     1336    96213 SH       SOLE                    96213
MICROSOFT CORP                 COM              594918104     4134    94510 SH       SOLE                    94510
PFIZER INCORPORATED            COM              717081103     6318   217696 SH       SOLE                   217696
REGIS CORP MINN COM            COM              758932107     4223   149282 SH       SOLE                   149282
WASHINGTON MUT INC COM         COM              939322103     6936   220412 SH       SOLE                   220412
WELLS FARGO & CO DEL COM       COM              949740104     7901   164060 SH       SOLE                   164060
AMGEN INC                                       031162100      206     4940 SH       SOLE                     4940
